GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function
General and administrative expenses		$ 24,203	$ 7,770
General and administrative expenses
Disclosure of attribution of expenses by nature to their function
Wages and benefits		4,883	2,920
Share-based compensation		6,224	1,323
Professional fees		2,635	1,168
Consulting fees		1,476	220
Travelling, representation and convention		627	397
Office and administration		6,747	727
Stock exchange, authorities, and communication		872	111
Depreciation and amortization		699	854
Loss/(gain) on asset disposal		5	2
Other financial fees		35	48
General and administrative expenses		$ 24,203	$ 7,770
Amount of settlement of litigation	$ 1,200